SCHEDULE OF EARNINGS (LOSS) FROM EQUITY INVESTMENTS (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
W. D. Von Gonten Engineering LLC [Member]
Earnings (loss) from equity investments	$ 42,700